Long-term Debt and Other Financing Arrangements - Schedule of Long-term Debt Currency Wise (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt [Line Items]
Carrying Amount of Long Term Debt	$ 6,184	$ 6,359
U.S. Dollars
Debt [Line Items]
Carrying Amount of Long Term Debt	5,803	5,724
Euro
Debt [Line Items]
Carrying Amount of Long Term Debt	381	635
Japanese Yen
Debt [Line Items]
Carrying Amount of Long Term Debt